COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands			1 Months Ended		6 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 ILS (₪)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 ILS (₪)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 ILS (₪)
Commitments and Contingencies Disclosure [Abstract]
Aggregate budget	$ 1,062	₪ 3,850,869	$ 1,500	₪ 4,880,603
Percentage of approved budget	40.00%	40.00%	60.00%	60.00%
Project budget aggregate amount			$ 1,333	₪ 4,623,142	$ 385	₪ 1,410,925
Total funds received			$ 809	₪ 2,773,885
Percentage of royalties					3.00%	3.00%
Contingent upon future sales					$ 1,391
Carrying value of liability					690
Non-current liabilities					$ 597
Amounts expected to be repaid term					12 months
Current liabilities					$ 93